CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 19,211,768	$ (36,325,230)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Stock-based compensation	595,380	170,323
Amortization	92,084	66,792
Amortization of debt discounts	4,157,850	979,960
Change in fair value of derivatives liabilities	(26,030,549)	33,980,805
Increase in principal and accrued interest balances due to penalty provision	93,821	0
Gain on extinguishment of convertible notes	(585,601)	0
Changes in assets and liabilities:
Accounts receivable	(2,485)	5,600
Inventory	(10,866)	0
Accounts payable	410,963	30,114
Accrued expenses	20,635	167,029
Management fee payable	(168,782)	490,051
Net cash used in operating activities	(2,215,782)	(434,556)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of licenses	0	(250,000)
Net cash used in investing activities	0	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	3,887,750	0
Payments on notes payable	(5,251,176)	0
Payment of debt issuance costs	(443,239)	0
Payment of deferred offering costs	(3,281)	0
Payments on convertible notes payable	0	(17,000)
Proceeds from convertible notes payable	435,040	710,920
Proceeds from sale of preferred stock	462,000	0
Proceeds from sale of common stock	14,758,488	0
Payment of offering costs	(105,180)	0
Preferred stock redemption	(196,751)	0
Related party advances	223,394	0
Repayment of related party advances	(220,000)	0
Payments to settle convertible notes payable and warrants	(705,405)	0
Net cash provided by financing activities	12,841,640	693,920
NET INCREASE IN CASH	10,625,858	9,364
BEGINNING CASH BALANCE	98,012	88,648
ENDING CASH BALANCE	10,723,870	98,012
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for interest	9,186	6,000
Cash payments for income taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued dividends on preferred stock	27,725	0
Warrants issued with notes payable and as a service fee	2,097,629	0
Conversion of notes payable, accrued interest and derivative liabilities into common stock	13,747,415	4,162,045
Conversion of management fees and patent liability into common stock	50,000	160,000
Discounts on convertible notes payable due to derivative liabilities	134,640	0
Exchange of preferred stock for notes payable	572,275	0
Beneficial conversion feature issued with Allogenics patent liability	0	101,351
Warrants issued for ratchet provision adjustment	$ 989,346	$ 0